Note 17 - Deferred Compensation Plan (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Minimum Age Requirement for Deferred Compensation	65
Deferred Compensation Liability, Current and Noncurrent, Total	$ 706,677	$ 766,667
Defined Benefit Plan, Benefit Obligation, Benefits Paid	107,850	110,080
Pension and Other Postretirement Benefits Cost (Reversal of Cost), Total	52,285	55,572	$ 57,125
Fee Income Recognized With Deferred Compensation Plans	$ 135,218	$ 233,064	$ 165,128